Offsets	May 01, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Sprott Physical Gold and Silver Trust
Form or Filing Type	F-10
File Number	333-271163
Initial Filing Date	Apr. 06, 2023
Fee Offset Claimed	$ 114,648.82
Security Type Associated with Fee Offset Claimed	Other
Security Title Associated with Fee Offset Claimed	Units
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,000,000,000
Explanation for Claimed Amount	The Registrant has terminated or completed any offerings that included the unsold securities under the 2019 Registration Statement, 2021 Registration Statement and 2023 Registration Statement.
Termination / Withdrawal Statement	Estimated solely for the purpose of calculating the amount of registration fees and fee offsets pursuant to Rule 457(o) and Rule 457(p), respectively, under the Securities Act.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Sprott Physical Gold and Silver Trust
Form or Filing Type	F-10
File Number	333-271163
Filing Date	Apr. 06, 2023
Fee Paid with Fee Offset Source	$ 0
Offset Note	The available offset of US$114,648.82 from the 2019 Registration Statement and 2021 Registration Statement was used to offset the total filing fee required of US$110,200 with respect to the securities registered under the 2023 Registration Statement (leaving a remainder of US$4,448.82 available for future offsets). US$1,000,000,000 remains unutilized under the 2023 Registration Statement and, therefore, available for future registration fees pursuant to Rule 457(p) under the Securities Act. As the total filing fee required for this Registration Statement is US$76,550, taking into consideration the available offset of US$114,648.82 from the 2019 Registration Statement, 2021 Registration Statement and 2023 Registration Statement, the Registrant has accordingly transmitted US$0 otherwise due for this Registration Statement.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Sprott Physical Gold and Silver Trust
Form or Filing Type	F-10
File Number	333-255126
Filing Date	Apr. 08, 2021
Fee Paid with Fee Offset Source	$ 106,362
Offset Note	A registration fee of US$109,100 was paid using the available offset from the 2019 Registration Statement (leaving a remainder of US$8,286.82 available for future offsets) with respect to securities registered under the 2021 Registration Statement, pertaining to the registration of US$1,000,000,000 of securities of the Registrant, of which US$974,912,759 remained unutilized and was used to offset the total filing fee required for the 2023 Registration Statement.
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Sprott Physical Gold and Silver Trust
Form or Filing Type	F-10
File Number	333-229639
Filing Date	Feb. 13, 2019
Fee Paid with Fee Offset Source	$ 8,286.82
Offset Note	A registration fee of US$181,800 was previously paid with respect to securities registered under the 2019 Registration Statement, pertaining to the registration of US$1,500,000,000 of securities of the Registrant, of which US$117,386.82 remained unutilized and was used to offset the total filing fee required for the 2021 Registration Statement.